Liabilities for quality assurance (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of Net Changes in Liabilities for Quality Assurances
The net change in liabilities for quality assurance for the years ended March 31, 2023, 2024 and 2025 consist of the following:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Liabilities for quality assurance at beginning of year	1,555,711	1,686,357	1,836,314
Additional provisions	400,419	489,967	689,804
Utilization	(229,623)	(340,872)	(550,006)
Reversals	(59,758)	(37,664)	(18,157)
Other	19,608	38,526	7,793

Liabilities for quality assurance at end of year	1,686,357	1,836,314	1,965,748

Disclosure of Net Changes in Liabilities for Recalls and Other Safety Measures

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurance above for the years ended March 31, 2023, 2024 and 2025.

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Liabilities for recalls and other safety measures at beginning of year	1,171,213	1,194,156	1,271,690
Additional provisions	231,874	288,278	317,414
Utilization	(178,124)	(188,902)	(349,387)
Reversals	(35,643)	(31,248)	(6,402)
Other	4,836	9,406	3,150

Liabilities for recalls and other safety measures at end of year	1,194,156	1,271,690	1,236,465